DEBT - Narrative (Details)	1 Months Ended	6 Months Ended
	May 31, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Debt Instrument [Line Items]
Repayments of debt		$ 338,648,000
Net deferred charges		12,600,000
Current portion of long-term debt		96,070,000	$ 105,864,000
Vessels and equipment, net		2,744,961,000	$ 2,880,321,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount		420,000,000.0
$265.6 million term loan
Debt Instrument [Line Items]
Repayments of debt		265,600,000
Ordinary debt
Debt Instrument [Line Items]
Repayments of debt		52,300,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 275,000,000	275,000,000.0
Number of vessels serving as security | vessel	14
$275.0 million term loan and revolving facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	1.90%
$275.0 million term loan and revolving facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate (percent)	1.65%
Golden Empress, Golden Endeavour and Golden Enterprise
Debt Instrument [Line Items]
Repayments of debt		20,700,000
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Repayments of debt		$ 338,700,000
Number of vessels serving as security | vessel		78	81
U.S. dollar denominated floating rate debt | Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net		$ 2,745,000,000	$ 2,880,300,000